ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED LIABILITIES
Schedule of components of accrued liabilities

        Accrued liabilities consisted of the following (dollars in millions):

	December 31,
	2015	2014
Payroll and related costs	$183	$204
Volume and rebate accruals	72	79
Restructuring and plant closing costs	117	89
Taxes other than income taxes	65	65
Income taxes	18	35
Interest	22	32
Pension liabilities	11	13
Other postretirement benefits	9	9
Environmental accruals	6	7
Asset retirement obligations	18	—
Other miscellaneous accruals	162	203

Total	$683	$736